Balance Sheet Components	12 Months Ended
Dec. 31, 2024
Balance Sheet Components
Balance Sheet Components

5.Balance Sheet Components

Other Prepaid Expenses and Current Assets

Other prepaid expenses and current assets consisted of the following as of December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Prepaid insurance	$695	$111
Prepaid subscriptions	1,232	703
Interest receivable	698	108
Tax receivable	1,114	614
Other	762	95
Total other prepaid expenses and current assets	$4,501	$1,631

Property and Equipment, net

Property and equipment, net consisted of the following as of December 31, 2024 and 2023 (in thousands):

	Estimated Useful Life	December 31,	December 31,
	(in years)	2024	2023
Leasehold improvements	Shorter of useful life or lease term	$17,618	$17,592
Laboratory equipment	5	5,227	3,577
Furniture and fixtures	5	1,709	1,709
Computer equipment	5	896	896
Capitalized software	3	75	75
Total property and equipment, gross		25,525	23,849
Less: Accumulated depreciation and amortization		(4,557)	(1,408)
Total property and equipment, net		$20,968	$22,441

Depreciation and amortization expense was $3.2 million and $1.3 million for the years ended December 31, 2024 and 2023, respectively.

Other Accrued Expenses and Current Liabilities

Other accrued expenses and current liabilities consisted of the following as of December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Accrued personnel and related expenses	$7,765	$5,585
Accrued professional services	2,657	1,093
Accrued other expenses	158	409
Total other accrued expenses and current liabilities	$10,580	$7,087